Share-based compensation (Summary of Restricted Shares Activity) (Details) - 2011 Incentive Scheme [Member] - Restricted shares	3 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Number of restricted shares
Outstanding at the beginning of the period (in shares) | shares		0
Replacement due to acquisition of Bigo | shares	38,042,760
Granted (in shares) | shares	16,041,327
Forfeited (in shares) | shares	(7,279,877)
Vested (in shares) | shares	(8,599,959)
Outstanding at the end of the period (in shares) | shares	38,204,251	38,204,251
Expected to vest at the end | shares	32,715,029	32,715,029
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0
Replacement due to acquisition of Bigo | $ / shares	$ 3.6100
Granted (in dollars per share) | $ / shares	3.4750
Forfeited (in dollars per share) | $ / shares	3.6302
Vested (in dollars per share) | $ / shares	3.6608
Outstanding at the end of the period (in dollars per share) | $ / shares	3.5267	3.5267
Expected to vest at the end (in dollars per share) | $ / shares	$ 3.5533	$ 3.5533